Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Entity Central Index Key	0001941158
Document Type	20-F
Entity File Number	001-42536
Entity Registrant Name	Wetour Robotics Limited
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--06-30
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 7003
Entity Address, Address Line Two	3300 N Interstate 35 Ste 700
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78705
Entity Address, Country	US
Title of 12(b) Security	Ordinary Shares, par value US$0.01 per share
Trading Symbol	WETO
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	821,300
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Document Fiscal Year Focus	2026
Document Registration Statement	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Room 7003
Entity Address, Address Line Two	3300 N Interstate 35 Ste 700
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78705
City Area Code	+1
Local Phone Number	617-581-7632
Entity Address, Country	US
Contact Personnel Email Address	service@wetourvip.com
Contact Personnel Name	Nan Zheng